Prospectus Supplement

January 17, 2012

The Universal Institutional Funds, Inc.

Supplement dated January 17, 2012 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Core Plus Fixed Income Portfolio (Class I)

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing the Core Plus Fixed Income Portfolio. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Prospectus. In addition, the following changes to the Prospectus are effective as of January 17, 2012:

The section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Investment Adviser—Portfolio Managers." is hereby deleted and replaced with the following:

The Taxable Fixed Income team manages the Portfolio. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Jaidip Singh	Executive Director	January 2012

Neil Stone	Managing Director	January 2011

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Jaidip Singh, an Executive Director of the Adviser and Neil Stone, a Managing Director of the Adviser.

Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Mr. Singh and Mr. Stone are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Prospectus Supplement

January 17, 2012

The Universal Institutional Funds, Inc.

Supplement dated January 17, 2012 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Core Plus Fixed Income Portfolio (Class II)

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing the Core Plus Fixed Income Portfolio. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Prospectus. In addition, the following changes to the Prospectus are effective as of January 17, 2012:

The section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Investment Adviser—Portfolio Managers." is hereby deleted and replaced with the following:

The Taxable Fixed Income team manages the Portfolio. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Jaidip Singh	Executive Director	January 2012

Neil Stone	Managing Director	January 2011

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Jaidip Singh, an Executive Director of the Adviser and Neil Stone, a Managing Director of the Adviser.

Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Mr. Singh and Mr. Stone are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 17, 2012

The Universal Institutional Funds, Inc.

Supplement dated January 17, 2012 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 29, 2011

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing the Core Plus Fixed Income Portfolio. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Statement of Additional Information. In addition, the following changes to the Statement of Additional Information are effective as of January 17, 2012:

The section of the Statement of Additional Information entitled "Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2010 (unless otherwise indicated): Core Plus Fixed Income Portfolio" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Jaidip Singh*	10	$2.0 billion	0	$0	18	$6.7 billion(1)
Neil Stone	3	$78.1 million	0	$0	58	$10.3 billion

*  As of September 30, 2011.

(1)  Of these other accounts, one account with a total of approximately $725.7 million in assets, had performance-based fees.

Portfolio and Portfolio Managers	Portfolio Holdings
Core Plus Fixed Income
Jaidip Singh	None***
Neil Stone	None***

***  Figures shown are as of September 30, 2011.

Please retain this supplement for future reference.